Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2021
Operating Segments [Abstract]
Schedule of operating segments	The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales and independent Great Britain system operator.
UK Gas Transmission	The high-pressure gas transmission networks in Great Britain and system operator in Great Britain.
US Regulated	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York and New England and electricity generation facilities in New York.

	2021			2020			2019
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	3,992	(10)	3,982	3,702	(8)	3,694	3,351	(20)	3,331
UK Gas Transmission	904	(16)	888	927	(16)	911	896	(12)	884
US Regulated	9,195	—	9,195	9,205	—	9,205	9,846	—	9,846
NGV and Other¹	715	(1)	714	736	(6)	730	876	(4)	872
Total revenue from continuing operations	14,806	(27)	14,779	14,570	(30)	14,540	14,969	(36)	14,933

Split by geographical areas – continuing operations:
UK			5,482			5,282			5,045
US			9,297			9,258			9,888
			14,779			14,540			14,933
1.    Included within NGV and Other is £636 million (2020: £608 million; 2019: £597 million) of revenue relating to NGV.
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			After exceptional items and remeasurements
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,034	1,320	1,015	1,027	1,316	778
UK Gas Transmission	342	348	303	337	347	267
US Regulated	1,313	1,397	1,724	1,344	880	1,425
NGV and Other[1]	237	242	400	187	237	400
Total operating profit from continuing operations	2,926	3,307	3,442	2,895	2,780	2,870

Split by geographical area – continuing operations:
UK	1,612	1,925	1,695	1,550	1,915	1,422
US	1,314	1,382	1,747	1,345	865	1,448
	2,926	3,307	3,442	2,895	2,780	2,870
Below we reconcile total operating profit from continuing operations to profit before tax from continuing operations. Total operating exceptional items and remeasurements of £31 million charge (2020: £527 million charge; 2019: £572 million charge) are detailed in note 5. This is comprised of a £7 million charge (2020: £4 million charge; 2019: £237 million charge) attributable to UK Electricity Transmission; £5 million charge (2020: £1 million charge; 2019: £36 million charge) to UK Gas Transmission; £31 million gain (2020: £517 million charge; 2019: £299 million charge) to US Regulated; and £50 million charge (2020: £5 million charge; 2019: £nil) to NGV and Other.

Reconciliation to profit before tax:
Operating profit from continuing operations	2,926	3,307	3,442	2,895	2,780	2,870
Finance income	35	70	73	58	54	88
Finance costs	(977)	(1,119)	(1,066)	(928)	(1,167)	(1,157)
Share of post-tax results of joint ventures and associates	66	88	40	58	87	40
Profit before tax from continuing operations	2,050	2,346	2,489	2,083	1,754	1,841
1.    Included within NGV and Other is £298 million (2020: £269 million; 2019: £263 million) of operating profit before exceptional items and remeasurements and £296 million of operating profit after exceptional items and remeasurements (2020: £268 million; 2019: £263 million), relating to NGV.
Capital expenditure represents additions to property, plant and equipment and non-current intangibles but excludes additional investments in and loans to joint ventures and associates.

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure			Depreciation, amortisation and impairment
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	14,379	13,788	13,288	1,072	1,043	925	(507)	(469)	(628)
UK Gas Transmission	4,531	4,513	4,412	176	249	308	(165)	(171)	(181)
US Regulated[1,2]	27,128	30,615	25,488	3,223	3,228	2,650	(888)	(855)	(700)
NGV and Other[2,3]	2,448	2,141	2,755	460	559	438	(112)	(145)	(226)
Total from continuing operations[2]	48,486	51,057	45,943	4,931	5,079	4,321	(1,672)	(1,640)	(1,735)

Split by geographical area – continuing operations:
UK	21,352	20,427	19,343	1,708	1,847	1,584	(783)	(784)	(931)
US2	27,134	30,630	26,600	3,223	3,232	2,737	(889)	(856)	(804)
Total from continuing operations[2]	48,486	51,057	45,943	4,931	5,079	4,321	(1,672)	(1,640)	(1,735)
Asset type:
Property, plant and equipment[2]	47,043	49,762	44,859	4,510	4,727	4,015	(1,476)	(1,464)	(1,560)
Non-current intangible assets	1,443	1,295	1,084	421	352	306	(196)	(176)	(175)
Total from continuing operations[2]	48,486	51,057	45,943	4,931	5,079	4,321	(1,672)	(1,640)	(1,735)
1.    In 2020, we transferred certain software assets and properties which are held outside the US rate base and operate for the benefit of our US Regulated businesses, that were previously included within the NGV and Other segment, to the US Regulated segment. These assets were included within NGV and Other in 2019, and had a net book value of £1,062 million, capital expenditure of £87 million and depreciation, amortisation and impairment of £102 million.
2.    Comparative amounts have been revised as described in note 1F.
3.    Included within NGV and Other are assets with a net book value of £2,396 million (2020: £2,080 million; 2019: £1,635 million), capital expenditure of £431 million (2020: £550 million; 2019: £317 million) and depreciation, amortisation and impairment of £92 million (2020: £124 million; 2019: £114 million) relating to NGV.